Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	¥ 26,562,414	¥ 19,132,999
Gross unrealized gains, available-for-sale securities		40,782	40,504
Gross unrealized losses, available-for-sale securities		56,396	60,551
Fair value, available-for-sale securities		26,546,800	19,112,952
Amortized cost, held-to-maturity securities	[1],[2]	789,978	862,031
Gross unrealized gains, held-to-maturity securities		22,171	14,602
Gross unrealized losses, held-to-maturity securities		0	1,303
Total		812,149	875,330
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	19,964,553	12,651,677
Gross unrealized gains, available-for-sale securities		1,084	1,319
Gross unrealized losses, available-for-sale securities		45,274	50,224
Fair value, available-for-sale securities		19,920,363	12,602,772
Amortized cost, held-to-maturity securities	[1],[2]	479,947	479,936
Gross unrealized gains, held-to-maturity securities		11,505	13,357
Gross unrealized losses, held-to-maturity securities		0
Total		491,452	493,293
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	406,873	272,412
Gross unrealized gains, available-for-sale securities		757	649
Gross unrealized losses, available-for-sale securities		446	494
Fair value, available-for-sale securities		407,184	272,567
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	625,398	927,172
Gross unrealized gains, available-for-sale securities		1,388	7,733
Gross unrealized losses, available-for-sale securities		2
Fair value, available-for-sale securities		626,784	934,905
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,353,376	1,408,009
Gross unrealized gains, available-for-sale securities		3,020	3,273
Gross unrealized losses, available-for-sale securities		74	202
Fair value, available-for-sale securities		1,356,322	1,411,080
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[3]	509,808	494,958
Gross unrealized gains, available-for-sale securities	[3]	10,650	10,490
Gross unrealized losses, available-for-sale securities	[3],[4]	433	434
Fair value, available-for-sale securities	[3]	520,025	505,014
Amortized cost, held-to-maturity securities	[5]	310,031	382,095
Gross unrealized gains, held-to-maturity securities	[5]	10,666	1,245
Gross unrealized losses, held-to-maturity securities	[5]	0	1,303
Total	[5]	320,697	382,037
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	78,883	83,077
Gross unrealized gains, available-for-sale securities		1,220	1,405
Gross unrealized losses, available-for-sale securities		123	151
Fair value, available-for-sale securities		79,980	84,331
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	634,537	609,559
Gross unrealized gains, available-for-sale securities		6,674	5,551
Gross unrealized losses, available-for-sale securities		69	106
Fair value, available-for-sale securities		641,142	615,004
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[6]	2,066,234	1,836,540
Gross unrealized gains, available-for-sale securities	[6]	12,579	7,489
Gross unrealized losses, available-for-sale securities	[6]	8,785	8,772
Fair value, available-for-sale securities	[6]	2,070,028	1,835,257
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[7]	922,752	849,595
Gross unrealized gains, available-for-sale securities	[7]	3,410	2,595
Gross unrealized losses, available-for-sale securities	[7]	1,190	168
Fair value, available-for-sale securities	[7]	¥ 924,972	¥ 852,022

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥4,153 million at September 30, 2020 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥7,551 million at September 30, 2020.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥519,974 million and ¥51 million, respectively, at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥40,417 million and ¥0 million, respectively, at March 31, 2020, and ¥0 million and ¥0 million, respectively, at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[6]	Other debt securities presented in this line primarily consist of Japanese asset-backed securities (“ABS”), of which the total fair values was ¥139,888 million at September 30, 2020.
[7]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and ABS, of which the total fair values were ¥271,387 million at March 31, 2020, and ¥319,044 million at September 30, 2020.